REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 2,240,270	$ 1,950,500
Loss from operations	(8,731,974)	(8,645,119)
Net Loss	(8,745,293)	(8,755,881)
General and administrative	(6,491,704)	(6,694,619)
Research and development	(2,240,270)	(1,950,500)
NET LOSS	(8,745,293)	(8,755,881)
General and administrative	$ 6,491,704	6,694,619
Previously Reported [Member]
Research and development		2,119,684
Total cost and expenses		9,052,605
Loss from operations		(9,052,605)
Net Loss		$ (9,163,366)
Basic and diluted loss per share		$ (1.20)
General and administrative		$ (6,932,921)
Research and development		(2,119,684)
NET LOSS		(9,163,366)
General and administrative		6,932,921
Revised [Member]
Research and development		1,950,500
Total cost and expenses		8,645,119
Loss from operations		(8,645,119)
Net Loss		(8,775,881)
General and administrative		(6,694,619)
Research and development		(1,950,500)
NET LOSS		(8,775,881)
General and administrative		$ 6,694,619
Basic and diluted loss per share		$ (1.15)
Adjustment [Member]
Research and development		$ 169,184
Total cost and expenses		(407,486)
Loss from operations		407,486
Net Loss		$ 407,485
Basic and diluted loss per share		$ 0.05
General and administrative		$ (238,302)
Research and development		(169,184)
NET LOSS		407,485
General and administrative		$ 238,302